Property and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

4.    Property and Equipment

Property and equipment consist of the following as of December 31:

	2016	2015
Equipment	$1,165,076	$1,119,295
Furniture and fixtures	112,143	112,143
Leasehold improvements	179,999	179,999
Computer equipment and software	150,304	135,129
Loaned systems	431,608	627,060
	2,039,130	2,173,626
Less accumulated depreciation and amortization	(1,710,881)	(1,733,020)
Total property and equipment, net	$328,249	$440,606

Depreciation and amortization expense related to property and equipment for the years ended December 31, 2016 and 2015 was $155,707 and $211,946, respectively. Loaned systems are ClearPoint systems that are in operation at customer sites on an evaluation basis.